SCHEDULE OF RECEIVABLES AND OTHER CURRENT ASSETS (Details) - CAD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Sales taxes receivable	$ 107	$ 22
Prepaid expenses	56	53
Deferred RTO expenses	870
Total receivables and other current assets	$ 1,033	$ 75